Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Summary Of Amortization Of Intangible Assets

The following tables provide information relating to the Company’s amortized intangible assets as of December 31 (in millions):

	2012
	Cost	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Airport operating rights	$515	$385	$130
Gate lease rights	155	124	31

Total	$670	$509	$161

	2011
	Cost	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Airport operating rights	$515	$364	$151
Gate lease rights	160	125	35

Total	$675	$489	$186